T. ROWE PRICE Moderate Allocation Portfolio
March 31, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.8%
AmeriCredit Automobile Receivables
Trust
Series 2016-4, Class D
2.74%, 12/8/22  90,000 90
AmeriCredit Automobile Receivables
Trust
Series 2018-2, Class D
4.01%, 7/18/24  20,000 21
AmeriCredit Automobile Receivables
Trust
Series 2018-3, Class D
4.04%, 11/18/24  40,000 43
AmeriCredit Automobile Receivables
Trust
Series 2019-1, Class B
3.13%, 2/18/25  20,000 21
AmeriCredit Automobile Receivables
Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 20
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class D
1.21%, 12/18/26  30,000 30
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 119,400 123
Avis Budget Rental Car Funding
AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 100,000 107
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.153%,
7/18/27 (1) 203,603 204
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 89
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 1.464%,
2/12/30 (1) 250,000 250
CIFC Funding
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.70%, 1.941%,
7/15/32 (1) 250,000 251
CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25  5,000 5
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 65,000 67
Dryden
Series 2020-86A, Class A, CLO, FRN
3M USD LIBOR + 1.65%, 1.876%,
7/17/30 (1) 250,000 251
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1) 4,918 5
Shares/Par $ Value
(Cost and value in $000s)
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31 (1) 100,000 108
GM Financial Automobile Leasing
Trust
Series 2020-3, Class C
1.11%, 10/21/24  25,000 25
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 53,625 56
Hyundai Auto Receivables Trust
Series 2020-C, Class C
1.08%, 12/15/27  35,000 35
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1) 64,513 66
MMAF Equipment Finance
Series 2018-A, Class A4
3.39%, 1/10/25 (1) 100,000 103
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 84,038 85
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1) 10,416 10
Navient Private Education Refi Loan
Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 70,470 71
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.184%,
1/20/32 (1) 250,000 250
Santander Retail Auto Lease Trust
Series 2019-B, Class C
2.77%, 8/21/23 (1) 30,000 31
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 100,000 104
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 50,000 50
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 37,890 39
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 20,596 21
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 88,782 93
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 81,165 86
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 100,000 100
Southwick Park
Series 2019-4A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.524%,
7/20/32 (1) 250,000 250

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.487%,
1/15/34 (1) 250,000 251
Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (1) 73,313 74
Total Asset-Backed Securities (Cost
$3,443) 3,485
BOND MUTUAL FUNDS 14.0%
T. Rowe Price Inflation Protected Bond
Fund - I Class, 2.66% (2)(3) 458 6
T. Rowe Price Institutional Emerging
Markets Bond Fund, 4.69% (2)(3) 925,495 7,506
T. Rowe Price Institutional Floating
Rate Fund - Institutional Class,
3.46% (2)(3) 121,332 1,182
T. Rowe Price Institutional High Yield
Fund - Institutional Class, 3.72% (2)(3) 1,231,440 10,824
T. Rowe Price International Bond Fund
- I Class, 1.16% (2)(3) 795,013 7,457
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I Class,
1.98% (2)(3) 145,375 773
Total Bond Mutual Funds (Cost
$27,550) 27,748
COMMON STOCKS 53.6%
COMMUNICATION SERVICES 6.8%
Diversified Telecommunication
Services 0.3%
KT (KRW)  2,715 68
Nippon Telegraph & Telephone (JPY)  16,600 428
Telecom Italia (EUR)  125,588 72
568
Entertainment 1.2%
Cinemark Holdings  1,278 26
Live Nation Entertainment (4) 907 77
Netflix (4) 1,571 819
Roku (4) 120 39
Sea, ADR (4) 2,404 537
Spotify Technology (4) 735 197
Walt Disney (4) 3,600 664
Zynga, Class A (4) 5,090 52
2,411
Interactive Media & Services 4.7%
Alphabet, Class A (4) 225 464
Alphabet, Class C (4) 2,084 4,311
Facebook, Class A (4) 8,473 2,496
IAC/InterActiveCorp (4) 80 17
Kuaishou Technology (HKD) (4) 400 14
Match Group (4) 2,096 288
NAVER (KRW)  438 147
Pinterest, Class A (4) 1,366 101
Shares/Par $ Value
(Cost and value in $000s)
Snap, Class A (4) 7,511 393
Tencent Holdings (HKD)  12,900 1,029
Z Holdings (JPY)  18,000 90
9,350
Media 0.4%
Advantage Solutions (4) 1,001 12
Advantage Solutions, Warrants,
12/31/26 (4) 299 1
Cable One  50 91
Charter Communications, Class A (4) 124 76
Comcast, Class A  2,400 130
CyberAgent (JPY) (5) 9,200 166
National CineMedia  2,592 12
Stroeer (EUR)  1,027 84
WPP (GBP)  13,649 174
746
Wireless Telecommunication
Services 0.2%
SoftBank Group (JPY)  1,500 127
T-Mobile U.S. (4) 430 54
Vodafone Group, ADR  8,290 153
334
Total Communication Services 13,409
CONSUMER DISCRETIONARY 6.8%
Auto Components 0.4%
Aptiv (4) 326 45
Autoliv, SDR (SEK) (4)(5) 1,100 102
Denso (JPY)  1,700 113
Gentherm (4) 628 47
Magna International  2,887 254
Stanley Electric (JPY)  3,200 96
Stoneridge (4) 762 24
Sumitomo Rubber Industries (JPY)  3,800 45
726
Automobiles 0.5%
General Motors  8,039 462
Honda Motor (JPY)  2,200 66
Suzuki Motor (JPY)  2,500 114
Toyota Motor (JPY)  4,300 335
977
Diversified Consumer Services 0.0%
Bright Horizons Family Solutions (4) 354 61
61
Hotels, Restaurants & Leisure 1.2%
BJ's Restaurants (4) 1,099 64
Bloomin' Brands (4) 589 16
Booking Holdings (4) 116 270
Chipotle Mexican Grill (4) 162 230
Chuy's Holdings (4) 1,196 53
Compass Group (GBP) (4) 7,313 148
Denny's (4) 1,336 24
Drive Shack (4) 2,358 8
Fiesta Restaurant Group (4) 2,060 26
Hilton Worldwide Holdings (4) 1,831 221
Marriott International, Class A (4) 878 130

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
McDonald's  691 155
Papa John's International  906 80
Red Robin Gourmet Burgers (4) 763 30
Ruth's Hospitality Group  626 16
Starbucks  2,656 290
Vail Resorts  60 18
Yum! Brands  4,753 514
2,293
Household Durables 0.3%
Cavco Industries (4) 104 24
Panasonic (JPY)  10,600 137
Persimmon (GBP)  3,355 136
Skyline Champion (4) 958 43
Sony (JPY)  1,900 201
Tri Pointe Homes (4) 903 18
559
Internet & Direct Marketing
Retail 2.7%
A Place for Rover, Acquisition Date:
5/25/18, Cost $— (4)(6) 52 1
Alibaba Group Holding, ADR (4) 4,024 912
Amazon.com (4) 1,168 3,614
ASOS (GBP) (4) 3,014 230
Coupang (4) 1,542 76
Deliveroo Holdings, Acquisition Date:
9/12/17 - 5/16/19, Cost $19 (GBP) (4)
(6) 11,000 42
DoorDash, Class A (4) 124 16
Etsy (4) 428 86
JD.com, ADR (4) 610 52
Pinduoduo, ADR (4) 420 56
Poshmark, Class A (4) 148 6
RealReal (4) 1,030 23
THG (GBP) (4) 2,818 24
ThredUp, Class A (4) 492 12
Zalando (EUR) (4) 1,778 174
5,324
Multiline Retail 0.3%
Dollar General  1,360 276
Dollar Tree (4) 44 5
Next (GBP) (4) 1,311 142
Ollie's Bargain Outlet Holdings (4) 964 84
507
Specialty Retail 0.9%
AutoZone (4) 60 84
Burlington Stores (4) 415 124
Carvana (4) 510 134
Five Below (4) 96 18
Home Depot  927 283
Kingfisher (GBP) (4) 42,875 188
L Brands (4) 1,423 88
Lowe's  550 105
Monro  779 51
Petco Health & Wellness (4) 699 15
RH (4) 78 47
Ross Stores  2,687 322
Shares/Par $ Value
(Cost and value in $000s)
TJX  3,943 261
1,720
Textiles, Apparel & Luxury
Goods 0.5%
Allbirds, Acquisition Date: 10/10/18 -
12/21/18, Cost $6 (4)(6)(7) 580 7
Capri Holdings (4) 890 45
EssilorLuxottica (EUR)  891 145
Kering (EUR)  179 124
Lululemon Athletica (4) 672 206
Moncler (EUR) (4) 2,641 151
NIKE, Class B  1,906 253
Samsonite International (HKD) (4) 26,400 51
Steven Madden  280 11
VF  253 20
1,013
Total Consumer Discretionary 13,180
CONSUMER STAPLES 1.7%
Beverages 0.2%
Boston Beer, Class A (4) 160 193
Diageo (GBP)  4,570 188
Kirin Holdings (JPY)  3,800 73
454
Food & Staples Retailing 0.2%
Seven & i Holdings (JPY)  4,900 198
Walgreens Boots Alliance  800 44
Walmart  1,090 148
Welcia Holdings (JPY)  1,600 55
445
Food Products 0.8%
Barry Callebaut (CHF)  46 104
Cal-Maine Foods (4) 1,011 39
Darling Ingredients (4) 2,776 204
Mondelez International, Class A  1,460 85
Nestle (CHF)  6,630 739
Nomad Foods (4) 1,280 35
Post Holdings (4) 546 58
Sanderson Farms  271 42
TreeHouse Foods (4) 1,183 62
Utz Brands  1,836 46
Wilmar International (SGD)  41,600 168
1,582
Household Products 0.1%
Procter & Gamble  1,620 219
219
Personal Products 0.4%
BellRing Brands, Class A (4) 519 12
Estee Lauder, Class A  50 15
L'Oreal (EUR)  684 262
Pola Orbis Holdings (JPY)  1,300 31
Unilever (GBP)  8,761 489
809
Total Consumer Staples 3,509

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
ENERGY 0.6%
Energy Equipment & Services 0.1%
Cactus, Class A  490 15
Computer Modelling Group (CAD)  1,650 8
Dril-Quip (4) 354 12
Halliburton  2,337 50
Liberty Oilfield Services, Class A  2,920 33
NexTier Oilfield Solutions (4) 4,576 17
Worley (AUD)  13,755 110
245
Oil, Gas & Consumable Fuels 0.5%
ConocoPhillips  800 42
Devon Energy  6,978 153
Diamondback Energy  889 65
EOG Resources  800 58
Equinor (NOK)  10,546 206
Magnolia Oil & Gas, Class A (4) 3,509 40
Royal Dutch Shell, Class B, ADR  2,545 94
TOTAL (EUR) (5) 5,500 256
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $3 (4)
(6)(7) 1 6
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 - 3/8/18,
Cost $18 (4)(6)(7) 5 28
948
Total Energy 1,193
FINANCIALS 7.9%
Banks 2.9%
Atlantic Capital Bancshares (4) 735 18
Australia & New Zealand Banking
Group (AUD)  6,268 135
Bank of America  18,193 704
BankUnited  1,961 86
BNP Paribas (EUR) (4) 3,758 229
Citizens Financial Group  2,610 115
Close Brothers Group (GBP)  2,071 44
Columbia Banking System  378 16
CrossFirst Bankshares (4) 1,208 17
DBS Group Holdings (SGD)  4,575 98
Dime Community Bancshares  670 20
DNB (NOK)  13,411 286
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $3 (4)(6)(7) 307 4
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19, Cost $1 (4)
(6)(7) 151 2
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(6)(7) 46 —
East West Bancorp  857 63
Equity Bancshares, Class A (4) 639 18
Erste Group Bank (EUR) (4) 2,693 91
FB Financial  1,017 45
First Bancshares  762 28
Shares/Par $ Value
(Cost and value in $000s)
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19, Cost $5 (4)
(6)(7) 528 4
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (4)(6)(7) 104 —
Heritage Commerce  2,494 30
Heritage Financial  792 22
Home BancShares  2,217 60
ING Groep (EUR)  17,616 215
Intesa Sanpaolo (EUR) (4) 35,178 95
Investors Bancorp  2,033 30
JPMorgan Chase  3,887 592
Live Oak Bancshares  935 64
Lloyds Banking Group (GBP) (4) 224,384 132
Mitsubishi UFJ Financial Group (JPY)  21,100 113
National Bank of Canada (CAD) (5) 3,486 237
Origin Bancorp  808 34
Pacific Premier Bancorp  1,261 55
Pinnacle Financial Partners  1,104 98
PNC Financial Services Group  1,223 215
Popular  431 30
Professional Holding, Class A (4) 473 9
Prosperity Bancshares  501 38
Sandy Spring Bancorp  683 30
Seacoast Banking (4) 1,516 55
Signature Bank  401 91
South State  676 53
Standard Chartered (GBP)  7,794 54
Sumitomo Mitsui Trust Holdings (JPY)  2,435 85
Svenska Handelsbanken, A Shares
(SEK)  14,018 152
Truist Financial  1,100 64
United Overseas Bank (SGD)  7,800 150
Webster Financial  751 41
Wells Fargo  18,082 706
Western Alliance Bancorp  1,112 105
5,678
Capital Markets 1.9%
Altimeter Growth (4) 1,275 16
Bluescape Opportunities
Acquisition (4) 1,586 17
Cboe Global Markets  698 69
Charles Schwab  11,009 717
dMY Technology Group II, Class A (4) 390 6
Goldman Sachs Group  2,364 773
Intercontinental Exchange  1,048 117
Macquarie Group (AUD)  1,123 131
Morgan Stanley  19,581 1,521
MSCI  92 38
S&P Global  657 232
StepStone Group, Class A  1,172 41
XP, Class A (4) 848 32
3,710
Consumer Finance 0.1%
American Express  50 7
Encore Capital Group (4) 818 33
PRA Group (4) 840 31

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
PROG Holdings  1,003 44
SLM  1,619 29
144
Diversified Financial Services 0.4%
Challenger (AUD)  11,630 57
Element Fleet Management (CAD)  15,093 165
Equitable Holdings  16,142 527
Mitsubishi HC Capital (JPY) (5) 12,000 72
821
Insurance 2.5%
AIA Group (HKD)  7,200 88
American International Group  14,942 691
Assurant  497 70
Aviva (GBP)  22,557 127
AXA (EUR)  13,032 350
Axis Capital Holdings  1,037 51
Chubb  2,376 375
Direct Line Insurance Group (GBP)  10,795 47
Hanover Insurance Group  380 49
Hartford Financial Services Group  5,411 361
Loews  713 37
Marsh & McLennan  1,364 166
MetLife  9,549 581
Munich Re (EUR)  1,150 354
PICC Property & Casualty, H Shares
(HKD)  118,000 103
Ping An Insurance Group, H Shares
(HKD)  9,000 108
Principal Financial Group  572 34
Safety Insurance Group  116 10
Sampo, A Shares (EUR)  5,187 234
Selective Insurance Group  1,065 77
Selectquote (4) 582 17
State Auto Financial  419 8
Storebrand (NOK)  18,142 182
Sun Life Financial (CAD)  4,762 241
Tokio Marine Holdings (JPY)  3,800 181
Travelers  1,318 198
Willis Towers Watson  42 10
Zurich Insurance Group (CHF)  430 183
4,933
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial  1,533 20
Essent Group  1,019 48
Housing Development Finance (INR)  3,268 113
Meridian Bancorp  1,676 31
PennyMac Financial Services  963 64
Sterling Bancorp (4) 1,308 8
284
Total Financials 15,570
HEALTH CARE 6.9%
Biotechnology 0.7%
AbbVie  2,756 298
Abcam, ADR (4) 549 11
ACADIA Pharmaceuticals (4) 253 7
Acceleron Pharma (4) 354 48
Shares/Par $ Value
(Cost and value in $000s)
Agios Pharmaceuticals (4) 419 22
Allogene Therapeutics (4) 162 6
Apellis Pharmaceuticals (4) 137 6
Arcutis Biotherapeutics (4) 133 4
Argenx, ADR (4) 282 78
Ascendis Pharma, ADR (4) 420 54
Avidity Biosciences (4) 149 3
Blueprint Medicines (4) 460 45
Cerevel Therapeutics Holdings (4) 323 4
CRISPR Therapeutics (4) 79 10
Enanta Pharmaceuticals (4) 50 2
Exact Sciences (4) 43 6
Flame Biosciences, Acquisition Date:
9/28/20, Cost $2 (4)(6)(7) 372 2
G1 Therapeutics (4) 308 7
Generation Bio (4) 753 21
Global Blood Therapeutics (4) 794 32
Homology Medicines (4) 459 4
IGM Biosciences (4) 206 16
Incyte (4) 911 74
Insmed (4) 1,404 48
Intellia Therapeutics (4) 184 15
Iovance Biotherapeutics (4) 190 6
Karuna Therapeutics (4) 78 9
Kodiak Sciences (4) 582 66
Legend Biotech, ADR (4) 69 2
MeiraGTx Holdings (4) 260 4
Morphic Holding (4) 39 3
Nurix Therapeutics (4) 180 6
Orchard Therapeutics, ADR (4) 663 5
Prothena (4) 279 7
PTC Therapeutics (4) 130 6
Radius Health (4) 2,094 44
RAPT Therapeutics (4) 310 7
Replimune Group (4) 140 4
Scholar Rock Holding (4) 755 38
Seagen (4) 197 27
TG Therapeutics (4) 83 4
Turning Point Therapeutics (4) 261 25
Ultragenyx Pharmaceutical (4) 634 72
Vertex Pharmaceuticals (4) 914 196
Xencor (4) 697 30
Zentalis Pharmaceuticals (4) 120 5
1,389
Health Care Equipment &
Supplies 2.0%
Abbott Laboratories  1,848 222
Alcon (CHF) (4) 937 66
Align Technology (4) 80 43
AtriCure (4) 555 36
Avanos Medical (4) 895 39
Axonics Modulation Technologies (4) 191 11
Becton Dickinson & Company  41 10
Danaher  4,230 952
DENTSPLY SIRONA  980 63
Elekta, B Shares (SEK)  8,501 110
ICU Medical (4) 181 37
Intuitive Surgical (4) 562 415

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
iRhythm Technologies (4) 434 60
JAND, Class A, Acquisition Date:
3/9/18, Cost $7 (4)(6)(7) 443 11
Koninklijke Philips (EUR) (4) 8,284 472
Medtronic  3,638 430
Mesa Laboratories  55 13
Nevro (4) 239 33
NuVasive (4) 383 25
Outset Medical (4) 87 5
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (4)(6)(7) 3,864 7
Penumbra (4) 114 31
Pulmonx (4) 80 4
Quidel (4) 487 62
Siemens Healthineers (EUR) (5) 2,710 147
Stryker  2,839 692
3,996
Health Care Providers &
Services 1.7%
Accolade (4) 254 11
Amedisys (4) 281 74
Anthem  1,560 560
Centene (4) 2,743 175
Cigna  1,712 414
Cross Country Healthcare (4) 1,010 13
Fresenius (EUR)  3,766 168
Hanger (4) 1,776 40
HCA Healthcare  3,795 715
Humana  216 91
Innovage Holding (4) 176 4
ModivCare (4) 275 41
Molina Healthcare (4) 513 120
Oak Street Health (4) 108 6
Option Care Health (4) 609 11
Pennant Group (4) 484 22
Surgery Partners (4) 491 22
U.S. Physical Therapy  334 35
UnitedHealth Group  2,543 946
3,468
Health Care Technology 0.1%
Alignment Healthcare (4) 409 9
Alignment Healthcare, Acquisition
Date: 2/28/20, Cost $9 (4)(6) 1,147 24
Certara (4) 245 7
Veeva Systems, Class A (4) 305 79
119
Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies (4) 295 12
Agilent Technologies  2,480 315
Bruker  1,197 77
Evotec (EUR) (4) 2,173 78
Olink Holding, ADR (4) 340 12
PPD (4) 720 27
Quanterix (4) 159 9
Seer (4) 126 6
Seer, Class A, Acquisition Date:
12/8/20, Cost $4 (4)(6) 222 11
Shares/Par $ Value
(Cost and value in $000s)
Thermo Fisher Scientific  1,721 786
1,333
Pharmaceuticals 1.7%
Arvinas (4) 80 5
Astellas Pharma (JPY)  19,600 302
AstraZeneca, ADR  6,080 302
Atea Pharmaceuticals (4) 139 9
Bausch Health (4) 2,900 92
Bayer (EUR)  3,615 229
Cara Therapeutics (4) 420 9
Catalent (4) 858 90
Elanco Animal Health (4) 5,651 166
Eli Lilly  1,560 292
GlaxoSmithKline, ADR  4,235 151
Ipsen (EUR)  858 74
Merck  900 69
Novartis (CHF)  4,318 369
Novo Nordisk, B Shares (DKK)  756 51
Otsuka Holdings (JPY)  3,400 144
Reata Pharmaceuticals, Class A (4) 223 22
Roche Holding (CHF)  1,251 405
Sanofi (EUR)  3,716 368
Takeda Pharmaceutical, ADR  3,491 64
TherapeuticsMD (4) 7,774 10
Zoetis  1,006 159
3,382
Total Health Care 13,687
INDUSTRIALS & BUSINESS
SERVICES 5.9%
Aerospace & Defense 0.2%
BWX Technologies  338 22
Meggitt (GBP) (4) 27,451 181
Parsons (4) 412 17
Safran (EUR) (4) 858 117
Teledyne Technologies (4) 238 98
435
Air Freight & Logistics 0.3%
FedEx  1,097 312
United Parcel Service, Class B  1,502 255
567
Airlines 0.2%
Alclear Holdings, Class B, Acquisition
Date: 3/6/18 - 12/13/18, Cost $18 (4)
(6)(7)(8) 118 34
Southwest Airlines  4,588 280
Sun Country Airlines Holdings (4) 177 6
United Airlines Holdings (4) 43 3
323
Building Products 0.1%
Gibraltar Industries (4) 859 78
Johnson Controls International  2,829 169
PGT Innovations (4) 1,217 31
278

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Commercial Services &
Supplies 0.1%
ADT  3,951 33
Brink's  554 44
Cintas  225 77
Copart (4) 60 6
Heritage-Crystal Clean (4) 764 21
MSA Safety  214 32
Rentokil Initial (GBP)  7,210 48
Tetra Tech  181 25
286
Electrical Equipment 0.6%
ABB (CHF)  7,199 219
Array Technologies (4) 701 21
AZZ  1,128 57
Generac Holdings (4) 60 20
Hubbell  1,128 211
Legrand (EUR)  1,237 115
Mitsubishi Electric (JPY)  15,800 241
Prysmian (EUR)  4,527 147
Schneider Electric (EUR)  651 99
Shoals Technologies Group, Class
A (4) 1,030 36
Thermon Group Holdings (4) 580 11
1,177
Industrial Conglomerates 1.5%
DCC (GBP)  1,480 128
General Electric  107,161 1,407
Honeywell International  2,634 572
Melrose Industries (GBP)  79,834 184
Roper Technologies  348 140
Siemens (EUR)  3,402 559
2,990
Machinery 1.3%
Caterpillar  3,283 761
Chart Industries (4) 529 75
Deere  1,521 569
Enerpac Tool Group  2,124 56
ESCO Technologies  623 68
Federal Signal  691 26
Fortive  1,440 102
Graco  711 51
Helios Technologies  591 43
Ingersoll Rand (4) 1,634 80
John Bean Technologies  566 76
KION Group (EUR)  1,845 182
Knorr-Bremse (EUR)  786 98
Marel (ISK)  2,350 16
Meritor (4) 1,596 47
Mueller Water Products, Class A  2,495 35
Parker-Hannifin  10 3
SMC (JPY)  100 58
SPX (4) 750 44
THK (JPY)  2,400 83
Toro  404 42
2,515
Shares/Par $ Value
(Cost and value in $000s)
Marine 0.0%
Matson  831 55
55
Professional Services 0.6%
Booz Allen Hamilton Holding  556 45
Clarivate (4) 3,241 86
CoStar Group (4) 202 166
Equifax  182 33
Huron Consulting Group (4) 250 13
Jacobs Engineering Group  2,989 386
Recruit Holdings (JPY)  3,800 187
TechnoPro Holdings (JPY)  1,500 125
Teleperformance (EUR)  332 121
Upwork (4) 1,951 87
1,249
Road & Rail 0.5%
Central Japan Railway (JPY)  700 105
CSX  500 48
Kansas City Southern  66 17
Knight-Swift Transportation Holdings  870 42
Landstar System  188 31
Norfolk Southern  2,031 545
Saia (4) 180 42
Union Pacific  847 187
1,017
Trading Companies &
Distributors 0.5%
Air Lease  350 17
Ashtead Group (GBP)  3,044 182
Bunzl (GBP)  2,538 81
Mitsubishi (JPY)  4,000 113
Rush Enterprises, Class A  809 40
SiteOne Landscape Supply (4) 624 107
Sumitomo (JPY)  8,900 127
United Rentals (4) 1,171 386
1,053
Total Industrials & Business Services 11,945
INFORMATION
TECHNOLOGY 11.4%
Communications Equipment 0.1%
Infinera (4) 480 5
LM Ericsson, B Shares (SEK)  19,639 260
265
Electronic Equipment, Instruments
& Components 0.4%
CTS  1,365 42
Hamamatsu Photonics (JPY)  2,200 130
Keysight Technologies (4) 46 7
Largan Precision (TWD)  1,000 113
Littelfuse  202 54
Murata Manufacturing (JPY)  2,300 185
National Instruments  1,290 56
Novanta (4) 655 86
Omron (JPY)  1,200 94

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
TE Connectivity  605 78
845
IT Services 2.7%
Amadeus IT Group, A Shares
(EUR) (4) 1,058 75
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $61 (4)(6)(7) 10,922 88
Automatic Data Processing  200 38
Euronet Worldwide (4) 346 48
Fidelity National Information Services  1,220 172
Fiserv (4) 5,341 636
Global Payments  3,412 688
Kratos Defense & Security
Solutions (4) 1,638 45
Mastercard, Class A  2,154 767
MongoDB (4) 50 13
NTT Data (JPY)  13,600 211
PayPal Holdings (4) 3,456 839
Repay Holdings (4) 737 17
ServiceTitan, Acquisition Date:
11/9/18, Cost $1 (4)(6)(7) 19 2
Shopify, Class A (4) 143 158
Snowflake, Class A (4) 16 4
Square, Class A (4) 80 18
StoneCo, Class A (4) 320 20
Twilio, Class A (4) 150 51
Visa, Class A  6,361 1,347
Wix.com (4) 331 92
5,329
Semiconductors & Semiconductor
Equipment 3.5%
Advanced Micro Devices (4) 2,738 215
Analog Devices  2,004 311
Applied Materials  7,119 951
ASML Holding (EUR)  606 372
ASML Holding  578 357
Broadcom  1,508 699
Entegris  1,192 133
Intel  1,700 109
KLA  445 147
Lattice Semiconductor (4) 2,415 109
Marvell Technology Group  4,042 198
Maxim Integrated Products  845 77
Microchip Technology  890 138
Micron Technology (4) 3,069 271
Monolithic Power Systems  80 28
NVIDIA  737 393
NXP Semiconductors  3,520 709
PDF Solutions (4) 888 16
QUALCOMM  3,503 464
Renesas Electronics (JPY) (4) 6,900 76
Semtech (4) 261 18
Taiwan Semiconductor Manufacturing
(TWD)  27,219 573
Taiwan Semiconductor Manufacturing,
ADR  60 7
Texas Instruments  1,561 295
Tokyo Electron (JPY)  400 174
Shares/Par $ Value
(Cost and value in $000s)
Xilinx  150 19
6,859
Software 3.7%
Atlassian, Class A (4) 333 70
Ceridian HCM Holding (4) 759 64
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $5 (4)(6)(7) 198 5
Citrix Systems  47 7
Coupa Software (4) 450 115
Crowdstrike Holdings, Class A (4) 190 35
Descartes Systems Group (4) 1,284 78
DocuSign (4) 288 58
Duck Creek Technologies (4) 125 6
Five9 (4) 519 81
Fortinet (4) 320 59
Intuit  1,946 745
Manhattan Associates (4) 227 27
Microsoft  14,884 3,509
nCino (4) 517 34
Olo, Class A (4) 331 9
Paycom Software (4) 217 80
Proofpoint (4) 385 48
salesforce.com (4) 2,817 597
SAP (EUR)  1,510 185
ServiceNow (4) 1,522 761
Splunk (4) 1,075 146
SS&C Technologies Holdings  1,183 83
Synopsys (4) 1,089 270
Toast, Acquisition Date: 9/14/18,
Cost $— (4)(6)(7) 1 —
Workday, Class A (4) 480 119
Workiva (4) 360 32
Zendesk (4) 121 16
Zoom Video Communications, Class
A (4) 401 129
7,368
Technology Hardware, Storage &
Peripherals 1.0%
Apple  13,407 1,638
Samsung Electronics (KRW)  6,145 444
2,082
Total Information Technology 22,748
MATERIALS 3.1%
Chemicals 1.3%
Air Liquide (EUR)  1,069 175
Akzo Nobel (EUR)  1,581 176
Asahi Kasei (JPY)  13,000 150
BASF (EUR)  1,930 160
Covestro (EUR)  1,743 117
Element Solutions  4,509 82
International Flavors & Fragrances  1,050 147
Johnson Matthey (GBP)  4,377 182
Linde  2,640 740
Minerals Technologies  571 43
PPG Industries  1,916 288
Quaker Chemical  217 53

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Sherwin-Williams  187 138
Tosoh (JPY)  1,300 25
Umicore (EUR)  2,257 120
2,596
Containers & Packaging 1.1%
Amcor, CDI (AUD)  8,073 95
Avery Dennison  1,190 218
Ball  970 82
International Paper  10,852 587
Packaging Corp. of America  3,400 457
Westrock  13,176 686
2,125
Metals & Mining 0.6%
Alcoa (4) 623 20
Antofagasta (GBP)  8,812 205
BHP Group (AUD)  2,363 82
BHP Group (GBP)  6,547 188
Constellium (4) 3,343 49
ERO Copper (CAD) (4) 2,591 45
Franco-Nevada (CAD)  203 25
Freeport-McMoRan (4) 2,330 77
Haynes International  650 19
IGO (AUD)  33,715 162
Northern Star Resources (AUD)  5,105 37
Rio Tinto (AUD)  837 71
South32 (AUD)  36,956 79
Southern Copper  105 7
Teck Resources, Class B  3,000 58
1,124
Paper & Forest Products 0.1%
Domtar  690 26
Stora Enso, R Shares (EUR)  7,888 147
West Fraser Timber (CAD)  545 39
212
Total Materials 6,057
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
KKR Acquisition Holdings I (4) 1,816 18
Total Miscellaneous 18
REAL ESTATE 1.1%
Equity Real Estate Investment
Trusts 0.9%
American Campus Communities, REIT  1,056 46
Community Healthcare Trust, REIT  397 18
CubeSmart, REIT  1,042 39
EastGroup Properties, REIT  611 88
Equinix, REIT  100 68
First Industrial Realty Trust, REIT  511 23
Flagship Communities REIT, REIT  319 5
Great Portland Estates (GBP)  12,219 115
JBG SMITH Properties, REIT  1,399 44
Prologis, REIT  6,114 648
PS Business Parks, REIT  461 71
Regency Centers, REIT  107 6
Rexford Industrial Realty, REIT  1,006 51
Shares/Par $ Value
(Cost and value in $000s)
Scentre Group (AUD)  34,074 73
Welltower, REIT  3,092 222
Weyerhaeuser, REIT  9,492 338
1,855
Real Estate Management &
Development 0.2%
Altus Group (CAD) (5) 130 6
FirstService  752 112
Mitsui Fudosan (JPY)  8,700 198
316
Total Real Estate 2,171
UTILITIES 1.4%
Electric Utilities 0.5%
Evergy  1,900 113
FirstEnergy  700 24
IDACORP  462 46
MGE Energy  224 16
NextEra Energy  3,995 302
Southern  7,486 466
Xcel Energy  400 27
994
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  13,500 48
Chesapeake Utilities  454 52
ONE Gas  856 66
Southwest Gas Holdings  973 67
233
Independent Power & Renewable
Electricity Producers 0.1%
AES  4,104 110
Electric Power Development (JPY) (5) 4,500 79
NextEra Energy Partners  501 36
225
Multi-Utilities 0.7%
Ameren  1,262 103
Dominion Energy  658 50
DTE Energy  320 43
Engie (EUR) (4) 14,940 212
National Grid (GBP)  13,246 157
NorthWestern  270 18
Public Service Enterprise Group  4,163 251
Sempra Energy  4,322 573
WEC Energy Group  562 52
1,459
Water Utilities 0.0%
California Water Service Group  510 29
Middlesex Water  369 29
SJW Group  541 34
92
Total Utilities 3,003
Total Common Stocks (Cost
$53,698) 106,490

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 0.4%
COMMUNICATION SERVICES 0.0%
Media 0.0%
ViacomCBS, Series A, 5.75%, 4/1/24  164 11
Total Communication Services 11
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Rivian Automotive, Series D,
Acquisition Date: 12/23/19,
Cost $13 (4)(6)(7) 1,224 45
Rivian Automotive, Series E,
Acquisition Date: 7/10/20,
Cost $19 (4)(6)(7) 1,248 46
Rivian Automotive, Series F,
Acquisition Date: 1/19/21,
Cost $108 (4)(6)(7) 2,923 108
199
Diversified Consumer Services 0.0%
1stdibs.com, Series D, Acquisition
Date: 2/7/19, Cost $6 (4)(6)(7) 1,120 9
9
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition
Date: 6/23/20 - 3/26/21, Cost $18 (4)
(6)(7) 754 28
Cava Group, Series F, Acquisition
Date: 3/26/21, Cost $13 (4)(6)(7) 335 13
41
Internet & Direct Marketing
Retail 0.0%
A Place for Rover, Series G,
Acquisition Date: 5/11/18, Cost $6 (4)
(6) 741 7
7
Textiles, Apparel & Luxury
Goods 0.0%
Allbirds, Series A, Acquisition Date:
10/10/18, Cost $2 (4)(6)(7) 190 2
Allbirds, Series B, Acquisition Date:
10/10/18, Cost $— (4)(6)(7) 35 —
Allbirds, Series C, Acquisition Date:
10/9/18, Cost $4 (4)(6)(7) 320 4
Allbirds, Series Seed, Acquisition
Date: 10/10/18, Cost $1 (4)(6)(7) 100 1
7
Total Consumer Discretionary 263
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $13 (4)(6)(7) 733 24
Total Consumer Staples 24
Shares/Par $ Value
(Cost and value in $000s)
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C,
Acquisition Date: 8/14/20, Cost $5 (4)
(6)(7) 1,752 5
5
Health Care Equipment &
Supplies 0.0%
JAND, Series E, Acquisition Date:
3/9/18, Cost $9 (4)(6)(7) 546 14
JAND, Series F, Acquisition Date:
4/3/20, Cost $13 (4)(6)(7) 649 16
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $5 (4)(6)(7) 5,305 5
35
Health Care Providers &
Services 0.0%
Bright Health, Series E, Acquisition
Date: 9/16/20, Cost $13 (4)(6)(7) 655 13
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $10 (4)(6)(7) 4,107 10
23
Life Sciences Tools & Services 0.0%
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6 (4)(6)(7) 636 6
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $7 (4)(6)(7) 524 7
13
Total Health Care 76
INDUSTRIALS & BUSINESS
SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B,
Acquisition Date: 3/24/21, Cost $6 (4)
(6)(7) 126 6
6
Machinery 0.0%
Xometry, Series A-2, Acquisition Date:
7/20/20, Cost $1 (4)(6)(7) 94 1
Xometry, Series B, Acquisition Date:
7/20/20, Cost $— (4)(6)(7) 32 —
Xometry, Series C, Acquisition Date:
7/20/20, Cost $— (4)(6)(7) 33 —
Xometry, Series D, Acquisition Date:
7/20/20, Cost $— (4)(6)(7) 26 —
Xometry, Series E, Acquisition Date:
7/20/20, Cost $3 (4)(6)(7) 189 3
Xometry, Series Seed-1, Acquisition
Date: 9/4/20, Cost $1 (4)(6)(7) 174 1
Xometry, Series Seed-2, Acquisition
Date: 9/4/20, Cost $1 (4)(6)(7) 76 1
6

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Road & Rail 0.0%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $9 (4)(6)(7) 1,241 14
Convoy, Series D, Acquisition Date:
10/30/19, Cost $10 (4)(6)(7) 764 9
23
Total Industrials & Business Services 35
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $5 (4)(6)(7) 184 20
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $1 (4)(6)(7) 10 1
21
Software 0.1%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4 (4)(6)(7) 300 8
Checkr, Series D, Acquisition Date:
9/6/19, Cost $12 (4)(6)(7) 400 10
Databricks, Series G, Acquisition Date:
2/1/21, Cost $11 (4)(6)(7) 64 11
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $5 (4)(6)(7) 445 5
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (4)(6)(7) 303 4
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $12 (4)(6)(7) 921 12
Plex Systems Holdings, Series B,
Acquisition Date: 6/9/14, Cost $6 (4)
(6)(7) 2,270 8
SecurityScorecard, Series E,
Acquisition Date: 3/5/21, Cost $5 (4)
(6)(7) 344 5
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $7 (4)(6)(7) 1,115 10
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $1 (4)(6)(7) 85 1
Toast, Series B, Acquisition Date:
9/14/18, Cost $— (4)(6)(7) 10 1
Toast, Series D, Acquisition Date:
6/27/18, Cost $13 (4)(6)(7) 737 95
Toast, Series F, Acquisition Date:
2/14/20, Cost $3 (4)(6)(7) 60 8
178
Total Information Technology 199
MATERIALS 0.0%
Chemicals 0.0%
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $9 (4)(6)(7) 228 9
Total Materials 9
UTILITIES 0.2%
Electric Utilities 0.1%
Southern, Series A, 6.75%, 8/1/22  838 43
43
Shares/Par $ Value
(Cost and value in $000s)
Independent Power & Renewable
Electricity Producers 0.1%
AES, 6.875%, 2/15/24  830 86
86
Total Utilities 129
Total Convertible Preferred Stocks
(Cost $535) 746
CORPORATE BONDS 6.7%
AbbVie, 2.95%, 11/21/26  45,000 48
AbbVie, 3.20%, 11/21/29  45,000 48
AbbVie, 4.05%, 11/21/39  25,000 27
AbbVie, 4.70%, 5/14/45  55,000 65
AbbVie, 4.875%, 11/14/48  108,000 132
AerCap Ireland Capital, 4.875%,
1/16/24  175,000 190
Alexandria Real Estate Equities,
3.95%, 1/15/28  65,000 72
Alexandria Real Estate Equities,
4.70%, 7/1/30  15,000 17
American Campus Communities
Operating Partnership, 2.85%, 2/1/30  78,000 78
American Campus Communities
Operating Partnership, 3.30%,
7/15/26  20,000 22
American Campus Communities
Operating Partnership, 3.625%,
11/15/27  45,000 49
American Tower, 1.60%, 4/15/26  20,000 20
APT Pipelines, 3.875%, 10/11/22 (1) 35,000 36
APT Pipelines, 4.25%, 7/15/27 (1) 180,000 199
Arrow Electronics, 4.00%, 4/1/25  50,000 54
AT&T, 2.25%, 2/1/32  75,000 71
AT&T, 2.30%, 6/1/27  40,000 41
AT&T, 2.55%, 12/1/33 (1) 35,000 33
AT&T, 2.75%, 6/1/31  90,000 89
AT&T, 3.50%, 9/15/53 (1) 75,000 69
AT&T, 4.30%, 2/15/30  27,000 30
Ausgrid Finance, 3.85%, 5/1/23 (1) 30,000 31
Ausgrid Finance, 4.35%, 8/1/28 (1) 40,000 44
Avnet, 3.75%, 12/1/21  60,000 61
Avolon Holdings Funding, 3.95%,
7/1/24 (1) 90,000 94
Avolon Holdings Funding, 4.375%,
5/1/26 (1) 30,000 32
Baidu, 2.875%, 7/6/22  200,000 205
Bank of America, 3.248%, 10/21/27  70,000 75
Bank of America, VR, 1.898%,
7/23/31 (9) 210,000 197
Bank of America, VR, 2.496%,
2/13/31 (9) 105,000 104
Bank of America, VR, 2.592%,
4/29/31 (9) 50,000 49
Bank of America, VR, 3.419%,
12/20/28 (9) 80,000 86
Bank of America, VR, 4.271%,
7/23/29 (9) 65,000 73

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
BAT Capital, 3.557%, 8/15/27  150,000 160
BAT International Finance, 1.668%,
3/25/26  15,000 15
Becton Dickinson & Company,
1.957%, 2/11/31  50,000 48
Becton Dickinson & Company,
2.823%, 5/20/30  35,000 36
Becton Dickinson & Company, 3.70%,
6/6/27  114,000 125
Becton Dickinson & Company,
3.794%, 5/20/50  35,000 37
Becton Dickinson & Company,
4.669%, 6/6/47  35,000 41
Boardwalk Pipelines, 3.375%, 2/1/23  61,000 63
Boardwalk Pipelines, 3.40%, 2/15/31  35,000 35
Boardwalk Pipelines, 4.45%, 7/15/27  10,000 11
Boardwalk Pipelines, 4.95%, 12/15/24  35,000 39
Boardwalk Pipelines, 5.95%, 6/1/26  10,000 12
Booking Holdings, 4.10%, 4/13/25  15,000 17
Booking Holdings, 4.50%, 4/13/27  15,000 17
Booking Holdings, 4.625%, 4/13/30  20,000 23
Boral Finance, 3.00%, 11/1/22 (1) 5,000 5
Boral Finance, 3.75%, 5/1/28 (1) 80,000 84
Boston Properties, 2.90%, 3/15/30  60,000 60
Boston Properties, 3.25%, 1/30/31  20,000 21
Brixmor Operating Partnership, 3.65%,
6/15/24  31,000 33
Brixmor Operating Partnership, 3.85%,
2/1/25  60,000 65
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 38
Brixmor Operating Partnership, 4.05%,
7/1/30  25,000 27
Brixmor Operating Partnership,
4.125%, 5/15/29  20,000 22
Cameron LNG, 2.902%, 7/15/31 (1) 15,000 15
Cameron LNG, 3.302%, 1/15/35 (1) 20,000 20
Cameron LNG, 3.701%, 1/15/39 (1) 15,000 16
Capital One Financial, 3.75%, 3/9/27  75,000 82
Cardinal Health, 3.75%, 9/15/25  88,000 96
Cardinal Health, 4.50%, 11/15/44  10,000 11
Cardinal Health, 4.90%, 9/15/45  10,000 11
Charter Communications Operating,
2.30%, 2/1/32  40,000 37
Charter Communications Operating,
2.80%, 4/1/31  90,000 88
Charter Communications Operating,
3.75%, 2/15/28  30,000 33
Charter Communications Operating,
4.20%, 3/15/28  45,000 50
Charter Communications Operating,
4.80%, 3/1/50  15,000 16
Charter Communications Operating,
5.125%, 7/1/49  15,000 17
Charter Communications Operating,
5.75%, 4/1/48  5,000 6
Charter Communications Operating,
6.484%, 10/23/45  12,000 16
Cheniere Corpus Christi Holdings,
3.70%, 11/15/29  45,000 47
Shares/Par $ Value
(Cost and value in $000s)
Cheniere Corpus Christi Holdings,
5.125%, 6/30/27  15,000 17
Cigna, 2.375%, 3/15/31  25,000 24
Cigna, 3.40%, 3/1/27  45,000 49
Cigna, 3.40%, 3/15/51  30,000 30
Cigna, 4.50%, 2/25/26  55,000 62
Citigroup, VR, 3.106%, 4/8/26 (9) 40,000 43
CNO Financial Group, 5.25%, 5/30/25  15,000 17
Comcast, 3.90%, 3/1/38  60,000 66
Country Garden Holdings, 5.125%,
1/17/25  200,000 208
Crown Castle Towers, 3.663%,
5/15/25 (1) 85,000 90
CVS Health, 1.30%, 8/21/27  35,000 34
CVS Health, 1.875%, 2/28/31  35,000 33
CVS Health, 2.70%, 8/21/40  15,000 14
CVS Health, 3.625%, 4/1/27  10,000 11
CVS Health, 4.25%, 4/1/50  80,000 90
CVS Health, 5.05%, 3/25/48  35,000 43
Daimler Finance North America,
2.45%, 3/2/31 (1) 150,000 147
Diamondback Energy, 3.25%, 12/1/26  50,000 53
Discover Financial Services, 3.75%,
3/4/25  150,000 162
Ecolab, 4.80%, 3/24/30  5,000 6
Edison International, 4.95%, 4/15/25  5,000 6
Enel Finance International, 3.625%,
5/25/27 (1) 210,000 227
Energy Transfer Operating, 2.90%,
5/15/25  60,000 62
Energy Transfer Operating, 4.20%,
4/15/27  55,000 60
Energy Transfer Operating, 4.50%,
4/15/24  10,000 11
Energy Transfer Operating, 4.95%,
6/15/28  20,000 22
Energy Transfer Operating, 5.00%,
5/15/50  10,000 10
Energy Transfer Operating, 5.25%,
4/15/29  25,000 28
Energy Transfer Operating, 5.50%,
6/1/27  10,000 12
Energy Transfer Operating, 5.875%,
1/15/24  40,000 44
Energy Transfer Operating, 6.00%,
6/15/48  35,000 40
Energy Transfer Operating, 6.25%,
4/15/49  17,000 20
Eni, Series X-R, 4.75%, 9/12/28 (1) 205,000 235
Equitable Holdings, 4.35%, 4/20/28  40,000 44
Essex Portfolio, 3.375%, 4/15/26  35,000 38
General Electric, 5.55%, 1/5/26  40,000 47
General Motors Financial, 3.20%,
7/6/21  5,000 5
General Motors Financial, 4.00%,
10/6/26  20,000 22
General Motors Financial, 4.30%,
7/13/25  45,000 49
General Motors Financial, 4.35%,
4/9/25  22,000 24

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
General Motors Financial, 5.10%,
1/17/24  20,000 22
GLP Capital, 3.35%, 9/1/24  10,000 11
Goldman Sachs Group, 3.50%,
11/16/26  140,000 152
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 5,000 5
Gray Oak Pipeline, 2.60%,
10/15/25 (1) 15,000 15
Gray Oak Pipeline, 3.45%,
10/15/27 (1) 5,000 5
Hasbro, 3.55%, 11/19/26  25,000 27
Healthcare Realty Trust, 2.05%,
3/15/31  15,000 14
Healthcare Realty Trust, 3.625%,
1/15/28  60,000 64
Healthpeak Properties, 2.875%,
1/15/31  5,000 5
Healthpeak Properties, 3.25%,
7/15/26  5,000 5
Healthpeak Properties, 3.50%,
7/15/29  10,000 11
Highwoods Realty, 3.05%, 2/15/30  65,000 65
Highwoods Realty, 4.125%, 3/15/28  41,000 44
HSBC Holdings, VR, 1.645%,
4/18/26 (9) 205,000 204
Humana, 4.875%, 4/1/30  42,000 49
Hyundai Capital America, 1.80%,
10/15/25 (1) 20,000 20
Hyundai Capital America, 2.375%,
2/10/23 (1) 45,000 46
Intercontinental Exchange, 1.85%,
9/15/32  100,000 92
Intercontinental Exchange, 2.10%,
6/15/30  145,000 139
JPMorgan Chase, VR, 1.953%,
2/4/32 (9) 175,000 165
JPMorgan Chase, VR, 2.182%,
6/1/28 (9) 60,000 60
JPMorgan Chase, VR, 2.739%,
10/15/30 (9) 40,000 41
JPMorgan Chase, VR, 2.956%,
5/13/31 (9) 164,000 167
JPMorgan Chase, VR, 3.54%,
5/1/28 (9) 25,000 27
Keysight Technologies, 4.60%, 4/6/27  14,000 16
Kilroy Realty, 4.375%, 10/1/25  13,000 14
Kookmin Bank, 4.50%, 2/1/29  200,000 224
Las Vegas Sands, 3.20%, 8/8/24  13,000 14
Las Vegas Sands, 3.50%, 8/18/26  25,000 26
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 198
Marsh & McLennan, 2.25%, 11/15/30  15,000 15
Micron Technology, 4.185%, 2/15/27  40,000 45
Micron Technology, 4.64%, 2/6/24  85,000 93
Micron Technology, 5.327%, 2/6/29  22,000 26
Mileage Plus Holdings, 6.50%,
6/20/27 (1) 75,000 82
Morgan Stanley, 3.625%, 1/20/27  70,000 77
Morgan Stanley, 4.00%, 7/23/25  35,000 39
Morgan Stanley, VR, 1.928%,
4/28/32 (9) 15,000 14
Shares/Par $ Value
(Cost and value in $000s)
Morgan Stanley, VR, 4.431%,
1/23/30 (9) 25,000 29
Netflix, 6.375%, 5/15/29  55,000 68
NiSource, 1.70%, 2/15/31  25,000 23
NiSource, 3.60%, 5/1/30  37,000 40
NRG Energy, 4.45%, 6/15/29 (1) 25,000 27
NXP, 2.70%, 5/1/25 (1) 5,000 5
NXP, 3.15%, 5/1/27 (1) 10,000 11
NXP, 5.35%, 3/1/26 (1) 20,000 23
Occidental Petroleum, 2.90%, 8/15/24  125,000 123
Oracle, 2.30%, 3/25/28  25,000 25
Pacific Gas & Electric, 2.10%, 8/1/27  45,000 44
Pacific Gas & Electric, 2.50%, 2/1/31  50,000 47
Pacific Gas & Electric, 3.30%, 8/1/40  40,000 36
Pacific Gas & Electric, 4.55%, 7/1/30  135,000 146
PerkinElmer, 3.30%, 9/15/29  19,000 20
Prologis, 1.25%, 10/15/30  15,000 14
Regency Centers, 3.70%, 6/15/30  35,000 38
Reynolds American, 4.45%, 6/12/25  55,000 61
Ross Stores, 1.875%, 4/15/31  45,000 42
Sabine Pass Liquefaction, 4.50%,
5/15/30  10,000 11
Sabine Pass Liquefaction, 5.00%,
3/15/27  115,000 131
Sabine Pass Liquefaction, 5.875%,
6/30/26  40,000 47
SBA Tower Trust, Series 2014-2A,
Class C, STEP, 3.869%, 10/15/49 (1) 100,000 105
Sempra Energy, 3.40%, 2/1/28  80,000 86
Simon Property Group, 2.65%,
7/15/30  40,000 40
Simon Property Group, 3.30%,
1/15/26  70,000 75
SMBC Aviation Capital Finance,
3.55%, 4/15/24 (1) 205,000 218
Southern, 3.25%, 7/1/26  60,000 64
Synchrony Financial, 4.25%, 8/15/24  12,000 13
Synchrony Financial, 4.375%, 3/19/24  10,000 11
T-Mobile USA, 2.05%, 2/15/28 (1) 25,000 24
T-Mobile USA, 3.50%, 4/15/25 (1) 45,000 49
T-Mobile USA, 3.75%, 4/15/27 (1) 110,000 120
Tengizchevroil Finance International,
4.00%, 8/15/26  200,000 214
Transcontinental Gas Pipe Line,
3.25%, 5/15/30  10,000 11
Transcontinental Gas Pipe Line,
4.00%, 3/15/28  15,000 17
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  30,000 34
Transurban Finance, 2.45%,
3/16/31 (1) 25,000 24
Transurban Finance, 3.375%,
3/22/27 (1) 15,000 16
Transurban Finance, 4.125%,
2/2/26 (1) 15,000 17
Trinity Acquisition, 4.40%, 3/15/26  65,000 73
U.S. Airways PTT, Series 2013-1, Class
A, 3.95%, 11/15/25  20,320 20
United Airlines PTT, Series 2019-2,
Class A, 2.90%, 5/1/28  14,719 14

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
United Airlines PTT, Series 2019-2,
Class AA, 2.70%, 5/1/32  9,852 10
UnitedHealth Group, 2.00%, 5/15/30  105,000 103
Valero Energy, 2.15%, 9/15/27  15,000 15
Ventas Realty, 3.25%, 10/15/26  60,000 65
VEREIT Operating Partnership, 2.20%,
6/15/28  10,000 10
VEREIT Operating Partnership, 2.85%,
12/15/32  50,000 48
VEREIT Operating Partnership, 3.40%,
1/15/28  10,000 11
VEREIT Operating Partnership, 3.95%,
8/15/27  110,000 120
VEREIT Operating Partnership, 4.60%,
2/6/24  105,000 115
VEREIT Operating Partnership,
4.625%, 11/1/25  25,000 28
VEREIT Operating Partnership,
4.875%, 6/1/26  20,000 23
Verizon Communications, 1.75%,
1/20/31  70,000 65
Verizon Communications, 2.10%,
3/22/28  30,000 30
Verizon Communications, 2.55%,
3/21/31  40,000 40
Verizon Communications, 2.65%,
11/20/40  77,000 70
Verizon Communications, 2.875%,
11/20/50  85,000 76
Verizon Communications, 4.329%,
9/21/28  40,000 46
Verizon Communications, 4.522%,
9/15/48  35,000 41
Verizon Communications, 4.75%,
11/1/41  15,000 18
Vistra Operations, 3.55%, 7/15/24 (1) 105,000 110
Vodafone Group, 4.375%, 5/30/28  54,000 62
Vodafone Group, 5.25%, 5/30/48  105,000 131
Volkswagen Group of America
Finance, 3.20%, 9/26/26 (1) 205,000 220
Wells Fargo, 4.30%, 7/22/27  35,000 40
Wells Fargo, VR, 2.188%, 4/30/26 (9) 30,000 31
Wells Fargo, VR, 2.393%, 6/2/28 (9) 115,000 117
Wells Fargo, VR, 2.572%, 2/11/31 (9) 225,000 227
Wells Fargo, VR, 2.879%, 10/30/30 (9) 100,000 103
Westlake Chemical, 1.625%, 7/17/29
(EUR)  100,000 122
Williams, 3.90%, 1/15/25  90,000 97
Williams, 4.00%, 9/15/25  20,000 22
Williams, 5.10%, 9/15/45  45,000 52
Woodside Finance, 3.65%, 3/5/25 (1) 45,000 48
Woodside Finance, 3.70%, 9/15/26 (1)
(5) 40,000 43
Woodside Finance, 3.70%, 3/15/28 (1) 71,000 74
WPP Finance 2010, 3.625%, 9/7/22  40,000 42
Total Corporate Bonds (Cost
$12,922) 13,310
Shares/Par $ Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 6.4%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 188,942 9,530
T. Rowe Price Real Assets Fund - I
Class (2) 245,447 3,275
Total Equity Mutual Funds (Cost
$7,184) 12,805
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.3%
Equate Petrochemical, 4.25%, 11/3/26  200,000 218
Export-Import Bank of India, 3.875%,
2/1/28  200,000 214
Perusahaan Listrik Negara, 4.125%,
5/15/27 (1) 200,000 215
Total Foreign Government
Obligations & Municipalities (Cost
$658) 647
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.3%
Angel Oak Mortgage Trust,
Series 2019-3, Class A3, CMO, ARM,
3.238%, 5/25/59 (1) 27,952 28
Angel Oak Mortgage Trust,
Series 2020-3, Class A1, CMO, ARM,
1.691%, 4/25/65 (1) 40,420 41
Angel Oak Mortgage Trust,
Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 38,294 39
Angel Oak Mortgage Trust,
Series 2020-6, Class A3, CMO, ARM,
1.775%, 5/25/65 (1) 55,344 56
Ashford Hospitality Trust, Series 2018-
ASHF, Class B, ARM, 1M USD LIBOR
+ 1.25%, 1.356%, 4/15/35 (1) 45,000 45
Barclays Commercial Mortgage Trust,
Series 2019-BWAY, Class D, ARM,
1M USD LIBOR + 2.16%, 2.266%,
11/15/34 (1) 25,000 25
Bayview Mortgage Fund IVc Trust,
Series 2017-RT3, Class A, CMO, ARM,
3.50%, 1/28/58 (1) 41,235 42
Bayview Opportunity Master Fund
IVa Trust, Series 2017-RT1, Class A1,
CMO, ARM, 3.00%, 3/28/57 (1) 32,282 33
Benchmark Mortgage Trust,
Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  25,000 27
CIM Trust, Series 2019-INV3, Class
A15, CMO, ARM, 3.50%, 8/25/49 (1) 48,865 50
CIM Trust, Series 2020-INV1, Class A2,
CMO, ARM, 2.50%, 4/25/50 (1) 72,004 73
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS, 4.026%,
5/10/47  35,000 38

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class AS, 3.571%,
2/10/48  15,000 16
Citigroup Commercial Mortgage Trust,
Series 2017-C4, Class AS, 3.764%,
10/12/50  45,000 49
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class AS, 3.915%,
4/14/50  25,000 27
Citigroup Commercial Mortgage
Trust, Series 2018-B2, Class C, ARM,
4.827%, 3/10/51  30,000 30
Cold Storage Trust, Series 2020-ICE5,
Class C, ARM, 1M USD LIBOR +
1.65%, 1.756%, 11/15/37 (1) 98,299 98
COLT Mortgage Loan Trust,
Series 2019-3, Class A1, CMO, ARM,
2.764%, 8/25/49 (1) 29,148 29
Commercial Mortgage Trust,
Series 2014-UBS6, Class AM, 4.048%,
12/10/47  110,000 119
Commercial Mortgage Trust,
Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  25,000 27
Commercial Mortgage Trust,
Series 2015-LC21, Class B, ARM,
4.479%, 7/10/48  45,000 49
Commercial Mortgage Trust,
Series 2016-CR28, Class AHR,
3.651%, 2/10/49  27,837 30
Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, CMO,
ARM, 1M USD LIBOR + 1.35%,
1.459%, 9/25/29  55,850 56
Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, CMO,
ARM, 1M USD LIBOR + 1.00%,
1.109%, 2/25/30  40,109 40
Connecticut Avenue Securities,
Series 2018-C01, Class 1ED2, CMO,
ARM, 1M USD LIBOR + 0.85%,
0.959%, 7/25/30  57,978 57
Connecticut Avenue Securities,
Series 2018-C02, Class 2EB2, CMO,
ARM, 1M USD LIBOR + 0.90%,
1.009%, 8/25/30  33,013 32
Connecticut Avenue Securities,
Series 2020-R01, Class 1M1, CMO,
ARM, 1M USD LIBOR + 0.80%,
0.909%, 1/25/40 (1) 3,219 3
Connecticut Avenue Securities,
Series 2020-R02, Class 2M1, CMO,
ARM, 1M USD LIBOR + 0.75%,
0.859%, 1/25/40 (1) 6,687 7
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class AS, 3.278%,
9/15/52  30,000 32
CSAIL Commercial Mortgage Trust,
Series 2019-C17, Class B, 3.48%,
9/15/52  35,000 36
Shares/Par $ Value
(Cost and value in $000s)
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, CMO, ARM,
2.739%, 11/25/59 (1) 66,110 67
FREMF Mortgage Trust, Series 2018-
K731, Class B, ARM, 3.933%,
2/25/25 (1) 65,000 70
FREMF Mortgage Trust, Series 2019-
K100, Class B, ARM, 3.49%,
11/25/52 (1) 45,000 47
FREMF Mortgage Trust, Series 2019-
K92, Class B, ARM, 4.194%,
5/25/52 (1) 20,000 22
FREMF Mortgage Trust, Series 2019-
K97, Class B, ARM, 3.764%,
9/25/51 (1) 50,000 54
FREMF Mortgage Trust, Series 2019-
K98, Class B, ARM, 3.737%,
10/25/52 (1) 25,000 27
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 29,459 30
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 31,652 33
Galton Funding Mortgage Trust,
Series 2019-H1, Class A1, CMO, ARM,
2.657%, 10/25/59 (1) 34,071 35
Galton Funding Mortgage Trust,
Series 2019-H1, Class A3, CMO, ARM,
2.964%, 10/25/59 (1) 72,569 73
Goldman Sachs Mortgage Securities
Trust, Series 2005-ROCK, Class A,
5.366%, 5/3/32 (1) 35,000 40
Goldman Sachs Mortgage Securities
Trust, Series 2013-GC16, Class B,
ARM, 5.161%, 11/10/46  120,000 129
Goldman Sachs Mortgage Securities
Trust, Series 2015-GC28, Class AS,
3.759%, 2/10/48  45,000 49
Goldman Sachs Mortgage Securities
Trust, Series 2017-GS8, Class C, ARM,
4.48%, 11/10/50  90,000 94
Goldman Sachs Mortgage Securities
Trust, Series 2019-SOHO, Class C,
ARM, 1M USD LIBOR + 1.30%, 1.41%,
6/15/36 (1) 85,000 85
Great Wolf Trust, Series 2019-WOLF,
Class A, ARM, 1M USD LIBOR +
1.03%, 1.14%, 12/15/36 (1) 40,000 40
Great Wolf Trust, Series 2019-WOLF,
Class C, ARM, 1M USD LIBOR +
1.63%, 1.739%, 12/15/36 (1) 35,000 35
Homeward Opportunities Fund I Trust,
Series 2019-1, Class A2, CMO, ARM,
3.556%, 1/25/59 (1) 74,997 76
Homeward Opportunities Fund I Trust,
Series 2020-2, Class A1, CMO, ARM,
1.657%, 5/25/65 (1) 82,515 83
Independence Plaza Trust,
Series 2018-INDP, Class A, 3.763%,
7/10/35 (1) 105,000 111

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Chase Commercial
Mortgage Securities Trust,
Series 2016-JP2, Class AS, 3.056%,
8/15/49  35,000 36
JPMorgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%,
7/5/33 (1) 20,000 21
JPMorgan Deutsche Bank
Commercial Mortgage Securities
Trust, Series 2016-C1, Class AM,
3.539%, 5/10/49  100,000 107
JPMorgan Mortgage Trust,
Series 2019-INV2, Class A3, CMO,
ARM, 3.50%, 2/25/50 (1) 18,453 19
JPMorgan Mortgage Trust,
Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%,
0.948%, 8/25/50 (1) 18,066 18
JPMorgan Mortgage Trust,
Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 24,088 25
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 15,422 16
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 30,844 31
MetLife Securitization Trust,
Series 2018-1A, Class A, CMO, ARM,
3.75%, 3/25/57 (1) 70,935 74
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, CMO, ARM,
2.50%, 4/25/57 (1) 15,554 16
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2014-C18,
Class 300A, 3.749%, 8/15/31  25,000 26
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2015-C24,
Class AS, ARM, 4.036%, 5/15/48  10,000 11
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2015-C27,
Class AS, 4.068%, 12/15/47  40,000 44
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class AS, ARM,
4.166%, 5/15/48  10,000 11
New Orleans Hotel Trust, Series 2019-
HNLA, Class B, ARM, 1M USD LIBOR
+ 1.29%, 1.395%, 4/15/32 (1) 100,000 99
OBX Trust, Series 2020-EXP1, Class
1A8, CMO, ARM, 3.50%, 2/25/60 (1) 59,844 62
OBX Trust, Series 2020-EXP2, Class
A8, CMO, ARM, 3.00%, 5/25/60 (1) 70,921 72
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, CMO, ARM,
3.00%, 9/25/55 (1) 11,300 11
Sequoia Mortgage Trust, Series 2013-
4, Class B1, CMO, ARM, 3.478%,
4/25/43  49,018 51
Shares/Par $ Value
(Cost and value in $000s)
Sequoia Mortgage Trust, Series 2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47 (1) 24,819 25
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59 (1) 41,876 42
Starwood Mortgage Residential Trust,
Series 2019-IMC1, Class A1, CMO,
ARM, 3.468%, 2/25/49 (1) 41,590 42
Starwood Mortgage Residential Trust,
Series 2019-INV1, Class A1, CMO,
ARM, 2.61%, 9/27/49 (1) 51,767 52
Structured Agency Credit Risk Debt
Notes, Series 2018-DNA1, Class
M2AT, CMO, ARM, 1M USD LIBOR +
1.05%, 1.159%, 7/25/30  46,570 46
Structured Agency Credit Risk Debt
Notes, Series 2018-DNA2, Class M1,
CMO, ARM, 1M USD LIBOR + 0.80%,
0.909%, 12/25/30 (1) 10,665 11
Structured Agency Credit Risk Debt
Notes, Series 2018-DNA3, Class M1,
CMO, ARM, 1M USD LIBOR + 0.75%,
0.859%, 9/25/48 (1) 47 —
Structured Agency Credit Risk Debt
Notes, Series 2018-HQA1, Class
M2AS, CMO, ARM, 1M USD LIBOR +
1.10%, 1.209%, 9/25/30  33,964 34
Structured Agency Credit Risk Debt
Notes, Series 2018-HRP2, Class M2,
CMO, ARM, 1M USD LIBOR + 1.25%,
1.359%, 2/25/47 (1) 43,285 43
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA2, Class M1,
CMO, ARM, 1M USD LIBOR + 0.75%,
0.859%, 2/25/50 (1) 18,264 18
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA4, Class M1,
CMO, ARM, 1M USD LIBOR + 1.50%,
1.609%, 8/25/50 (1) 7,200 7
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA5, Class
M2, CMO, ARM, SOFR30A + 2.80%,
2.817%, 10/25/50 (1) 50,000 50
Structured Agency Credit Risk Debt
Notes, Series 2020-HQA5, Class
M1, CMO, ARM, SOFR30A + 1.10%,
1.117%, 11/25/50 (1) 19,028 19
Towd Point Mortgage Trust,
Series 2015-3, Class A1B, CMO, ARM,
3.00%, 3/25/54 (1) 616 1
Towd Point Mortgage Trust,
Series 2015-5, Class A1B, CMO, ARM,
2.75%, 5/25/55 (1) 6,642 7
Towd Point Mortgage Trust,
Series 2016-1, Class A1B, CMO, ARM,
2.75%, 2/25/55 (1) 8,714 9
Towd Point Mortgage Trust,
Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 30,301 31

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Towd Point Mortgage Trust,
Series 2017-1, Class M1, CMO, ARM,
3.75%, 10/25/56 (1) 100,000 107
Towd Point Mortgage Trust,
Series 2018-3, Class A1, CMO, ARM,
3.75%, 5/25/58 (1) 60,633 64
Towd Point Mortgage Trust,
Series 2018-SJ1, Class A1, CMO,
ARM, 4.00%, 10/25/58 (1) 6,421 6
Verus Securitization Trust,
Series 2019-2, Class A3, CMO, ARM,
3.448%, 5/25/59 (1) 74,566 75
Verus Securitization Trust,
Series 2019-3, Class A3, CMO, STEP,
3.04%, 7/25/59 (1) 73,794 75
Verus Securitization Trust,
Series 2019-INV1, Class A1, CMO,
ARM, 3.402%, 12/25/59 (1) 44,410 45
Verus Securitization Trust,
Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 68,694 70
Wells Fargo Commercial Mortgage
Trust, Series 2015-C29, Class C, ARM,
4.354%, 6/15/48  95,000 102
Wells Fargo Commercial Mortgage
Trust, Series 2015-NXS2, Class C,
ARM, 4.436%, 7/15/58  10,000 11
Wells Fargo Commercial Mortgage
Trust, Series 2017-C38, Class B, ARM,
3.917%, 7/15/50  100,000 107
Wells Fargo Commercial Mortgage
Trust, Series 2017-C39, Class B,
4.025%, 9/15/50  125,000 134
Wells Fargo Commercial Mortgage
Trust, Series 2019-JWDR, Class A,
ARM, 2.584%, 9/15/31 (1) 100,000 101
Wells Fargo Commercial Mortgage
Trust, Series 2020-C55, Class B,
3.139%, 2/15/53  34,691 36
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$4,450) 4,554
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.9%
U.S. Government Agency
Obligations 2.9% (10)
Federal Home Loan Mortgage
2.50%, 4/1/30  24,970 26
3.00%, 12/1/42 - 2/1/47  165,183 175
3.50%, 8/1/42 - 3/1/44  151,329 165
4.00%, 8/1/40 - 8/1/45  80,044 89
4.50%, 6/1/39 - 5/1/42  80,619 91
5.00%, 1/1/24 - 8/1/40  25,474 30
6.00%, 8/1/21 - 8/1/38  6,914 8
6.50%, 3/1/32 - 4/1/32  2,360 2
7.00%, 6/1/32  629 —
Shares/Par $ Value
(Cost and value in $000s)
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.74%, 2.109%,
2/1/37  3,429 4
12M USD LIBOR + 1.78%, 2.285%,
9/1/32  90 —
12M USD LIBOR + 1.83%, 2.205%,
1/1/37  1,815 2
Federal Home Loan Mortgage, UMBS
3.00%, 12/1/46 - 12/1/50  77,827 83
4.00%, 12/1/49 - 2/1/50  124,383 133
4.50%, 5/1/50  21,051 23
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  18,726 20
3.50%, 6/1/42 - 1/1/44  149,593 161
4.00%, 11/1/40  45,411 50
Federal National Mortgage Assn.,
ARM, 12M USD LIBOR + 1.89%,
2.639%, 8/1/36  2,298 2
Federal National Mortgage Assn.,
CMO, 4.00%, 6/25/44  15,697 16
Federal National Mortgage Assn.,
CMO, IO, 6.50%, 2/25/32  618 —
Federal National Mortgage Assn.,
UMBS
2.50%, 1/1/32 - 12/1/50  379,589 391
3.00%, 6/1/27 - 7/1/50  1,043,935 1,104
3.50%, 1/1/30 - 7/1/50  600,407 643
4.00%, 11/1/40 - 1/1/50  334,761 368
4.50%, 4/1/23 - 5/1/50  219,678 244
5.00%, 10/1/21 - 12/1/47  83,170 97
5.50%, 12/1/34 - 9/1/41  86,753 101
6.00%, 8/1/21 - 1/1/41  56,617 68
6.50%, 7/1/32 - 5/1/40  30,479 36
7.00%, 4/1/32  312 —
UMBS, TBA(11)
2.00%, 4/1/36 - 5/1/51  620,000 621
2.50%, 4/1/51  435,000 446
3.00%, 4/1/51  360,000 375
4.00%, 4/1/51  80,000 86
4.50%, 4/1/51  115,000 125
5,785
U.S. Government
Obligations 1.0%
Government National Mortgage Assn.
2.00%, 3/20/51  105,000 106
3.00%, 7/15/43 - 7/20/50  359,003 376
3.50%, 12/20/42 - 4/20/48  354,329 381
4.00%, 7/20/42 - 1/20/48  185,541 202
4.50%, 10/20/39 - 3/20/47  97,101 109
5.00%, 3/20/34 - 5/20/48  108,602 123
5.50%, 10/20/32 - 3/20/49  68,930 78
6.00%, 4/15/36 - 12/20/38  12,065 15
6.50%, 3/15/26 - 12/20/33  3,470 3
7.00%, 9/20/27  2,062 2
8.00%, 4/15/26  195 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  18,221 19

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Government National Mortgage Assn.,
CMO, IO, 4.50%, 12/20/39  1,243 —
Government National Mortgage Assn.,
TBA(11)
2.00%, 4/20/51  100,000 101
2.50%, 5/20/51  444,000 457
1,972
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$7,615) 7,757
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 5.1%
U.S. Treasury Obligations 5.1%
U.S. Treasury Bonds, 1.375%,
11/15/40  1,130,000 962
U.S. Treasury Bonds, 1.625%,
11/15/50  445,000 371
U.S. Treasury Bonds, 1.875%, 2/15/41  520,000 484
U.S. Treasury Bonds, 1.875%, 2/15/51  390,000 346
U.S. Treasury Inflation-Indexed Notes,
0.125%, 10/15/25  388,134 423
U.S. Treasury Inflation-Indexed Notes,
0.125%, 1/15/31  788,815 850
U.S. Treasury Notes, 0.125%, 1/31/23  850,000 850
U.S. Treasury Notes, 0.125%, 5/15/23  455,000 454
U.S. Treasury Notes, 0.125%, 1/15/24  285,000 284
U.S. Treasury Notes, 0.125%,
2/15/24 (12) 1,050,000 1,044
U.S. Treasury Notes, 0.25%, 3/15/24  875,000 873
U.S. Treasury Notes, 0.375%, 1/31/26  1,200,000 1,170
U.S. Treasury Notes, 0.50%, 2/28/26  1,495,000 1,466
U.S. Treasury Notes, 0.75%, 3/31/26  655,000 649
10,226
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $10,470) 10,226
SHORT-TERM INVESTMENTS 6.5%
Money Market Funds 6.5%
T. Rowe Price Treasury Reserve Fund,
0.04% (2)(13) 12,990,204 12,990
Total Short-Term Investments (Cost
$12,990) 12,990
Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund,
0.08% (2)(13) 84,775 848
Total Investments in a Pooled
Account through Securities Lending
Program with JPMorgan Chase Bank 848
Total Securities Lending Collateral
(Cost $848) 848
Total Investments in
Securities 101.4%
(Cost $142,363) $ 201,606
Other Assets Less Liabilities (1.4)% (2,865)
Net Assets 100.0% $ 198,741

T. ROWE PRICE Moderate Allocation Portfolio

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,064 and represents
4.6% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at March 31, 2021.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $884 and represents 0.4% of net assets.
(7) Level 3 in fair value hierarchy.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(10) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,211 and represents 1.1% of net assets.
(12) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian New Sol
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)

T. ROWE PRICE Moderate Allocation Portfolio

.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS (0.1)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (0.1)%
U.S. Government Obligations
(0.1)%
Government National Mortgage Assn.,
TBA, 2.00%, 4/20/51  100,000 (101)
Total TBA Sales Commitments
(Proceeds $(101)) (101)

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold (Relevant Credit: Boeing, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/21 * 80 1 1 —
Barclays Bank, Protection Sold (Relevant Credit: Republic of Chile, A1*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26 189 4 4 —
Barclays Bank, Protection Sold (Relevant Credit: United Mexican States, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26 104 (1) — (1)
BNP Paribas, Protection Sold (Relevant Credit: Republic of Chile, A1*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26 91 2 2 —
Citibank, Protection Sold (Relevant Credit: United Mexican States, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26 101 (1) — (1)
Goldman Sachs, Protection Sold (Relevant Credit: Republic of Indonesia, Baa2*), Receive
1.00% Quarterly, Pay upon credit default, 6/20/26 213 1 1 —
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, A*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/24 (EUR) 10 — — —
JPMorgan Chase, Protection Sold (Relevant Credit: United Mexican States, Baa1*), Receive
1.00% Quarterly, Pay upon credit default, 6/20/26 8 — — —
Total Bilateral Credit Default Swaps, Protection Sold 8 (2)
Total Bilateral Swaps 8 (2)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S36, 5 Year Index), Receive
5.00%Quarterly, Pay upon credit default, 6/20/26 510 46 44 2
Total Centrally Cleared Credit Default Swaps, Protection Sold 2
Total Centrally Cleared Swaps 2
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on centrally cleared swaps $ 2
* Credit ratings as of March 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 IDR 306,850 USD 22 $ (1)
Bank of America 4/9/21 INR 768 USD 10 —
Barclays Bank 4/9/21 USD 43 PEN 155 1
Barclays Bank 4/23/21 USD 205 AUD 270 —
Canadian Imperial Bank of Commerce 4/23/21 CAD 130 USD 103 —
Citibank 4/23/21 AUD 210 USD 162 (3)
Citibank 4/23/21 JPY 8,646 USD 83 (5)
Citibank 4/23/21 USD 104 NOK 885 1
Citibank 4/23/21 USD 108 NZD 150 3
Credit Suisse 4/9/21 RUB 1,595 USD 21 —
Credit Suisse 4/9/21 USD 42 INR 3,130 —
Credit Suisse 4/23/21 NOK 870 USD 102 —
Deutsche Bank 4/9/21 IDR 86,278 USD 6 —
Deutsche Bank 4/9/21 USD 42 IDR 599,220 1
Goldman Sachs 4/9/21 INR 768 USD 10 —
Goldman Sachs 4/16/21 MXN 435 USD 22 (1)
HSBC Bank 4/23/21 CAD 210 USD 165 2
HSBC Bank 4/23/21 USD 110 CAD 140 (1)
HSBC Bank 5/21/21 USD 43 EUR 36 1
JPMorgan Chase 4/9/21 INR 1,595 USD 22 —
JPMorgan Chase 4/23/21 NOK 220 USD 26 —
JPMorgan Chase 4/23/21 NOK 525 USD 62 —
JPMorgan Chase 4/23/21 NZD 295 USD 212 (6)
JPMorgan Chase 4/23/21 USD 112 AUD 145 2
JPMorgan Chase 4/23/21 USD 111 NOK 935 1
JPMorgan Chase 5/21/21 GBP 75 USD 103 —
JPMorgan Chase 5/21/21 USD 111 GBP 80 1
Morgan Stanley 4/9/21 PEN 80 USD 22 (1)
Morgan Stanley 4/23/21 NOK 1,090 USD 129 (1)
RBC Dominion Securities 4/23/21 CAD 160 USD 126 2
State Street 4/9/21 PEN 75 USD 21 (1)
State Street 4/16/21 MXN 410 USD 20 —
State Street 4/16/21 USD 41 MXN 845 —
State Street 4/23/21 AUD 35 USD 27 —
State Street 4/23/21 CAD 35 USD 27 1
State Street 5/21/21 GBP 155 USD 216 (2)
UBS Investment Bank 4/9/21 IDR 206,092 USD 14 —
UBS Investment Bank 4/9/21 RUB 1,540 USD 20 —
UBS Investment Bank 4/9/21 USD 41 RUB 3,135 —
UBS Investment Bank 4/23/21 AUD 170 USD 131 (2)
UBS Investment Bank 4/23/21 JPY 11,114 USD 107 (7)
UBS Investment Bank 4/23/21 NZD 145 USD 105 (4)
UBS Investment Bank 4/23/21 USD 187 JPY 19,760 9
UBS Investment Bank 4/23/21 USD 102 NOK 885 (1)
UBS Investment Bank 4/23/21 USD 208 NZD 290 5
UBS Investment Bank 5/21/21 USD 86 EUR 71 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ (3)

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4 U.S. Treasury Long Bond contracts 6/21 618 $ (5)
Long, 11 U.S. Treasury Notes five year contracts 6/21 1,358 (10)
Short, 21 U.S. Treasury Notes ten year contracts 6/21 (2,750) 57
Long, 23 U.S. Treasury Notes two year contracts 6/21 5,077 (5)
Long, 16 Ultra U.S. Treasury Bonds contracts 6/21 2,900 (116)
Short, 20 Ultra U.S. Treasury Notes ten year contracts 6/21 (2,874) 94
Net payments (receipts) of variation margin to date (25)
Variation margin receivable (payable) on open futures contracts $ (10)

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I Class, 2.66%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets Bond Fund, 4.69%  — (399) 80
T. Rowe Price Institutional Emerging Markets Equity Fund  190 (49) —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 3.46%  — 4 10
T. Rowe Price Institutional High Yield Fund - Institutional Class, 3.72%  (16) (20) 136
T. Rowe Price International Bond Fund - I Class, 1.16%  — (437) 24
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 1.98%  (1) 3 —
T. Rowe Price Real Assets Fund - I Class  — 234 —
T. Rowe Price Treasury Reserve Fund, 0.04% — — 2
T. Rowe Price Short-Term Fund, 0.08% — — — ++
Totals $ 173 # $ (664) $ 252 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Inflation Protected Bond Fund - I Class, 2.66%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional Emerging Markets Bond Fund, 4.69%  7,828 77 — 7,506
T. Rowe Price Institutional Emerging Markets Equity Fund  10,039 — 460 9,530
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 3.46%  818 360 — 1,182
T. Rowe Price Institutional High Yield Fund - Institutional Class, 3.72%  11,168 132 456 10,824
T. Rowe Price International Bond Fund - I Class, 1.16%  7,871 23 — 7,457
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 1.98%  46 1,250 526 773
T. Rowe Price Real Assets Fund - I Class  2,816 225 — 3,275
T. Rowe Price Treasury Reserve Fund, 0.04% 13,464 ¤ ¤ 12,990
T. Rowe Price Short-Term Fund, 0.08% 193 ¤ ¤ 848
Total $ 54,391 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $252 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $48,572.

T. ROWE PRICE Moderate Allocation Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Moderate Allocation Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Moderate Allocation Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E304-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 39,979 $ — $ 39,979
Bond Mutual Funds 27,748 — — 27,748
Common Stocks 80,788 25,502 200 106,490
Convertible Preferred Stocks — 147 599 746
Equity Mutual Funds 12,805 — — 12,805
Short-Term Investments 12,990 — — 12,990
Securities Lending Collateral 848 — — 848
Total Securities 135,179 65,628 799 201,606
Swaps* — 10 — 10
Forward Currency Exchange Contracts — 33 — 33
Futures Contracts* 151 — — 151
Total $ 135,330 $ 65,671 $ 799 $ 201,800
Liabilities
TBA Sales Commitments $ — $ 101 $ — $ 101
Swaps — 2 — 2
Forward Currency Exchange Contracts — 36 — 36
Futures Contracts* 136 — — 136
Total $ 136 $ 139 $ — $ 275
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.